Taxation (Tables)	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of income tax provision

The income tax provision consisted of the following components:

For the years ended September 30,
	2022	2023	2024

Current income tax expense	$-	$-	$-
Deferred income tax expense	-	-	-
Total income tax expense	$-	$-	$-

Schedule of reconciliation PRC statutory effective income tax rate

A reconciliation of the Group’s PRC statutory tax rate to the effective income tax rate during the periods was as follows:

	For the years ended September 30,
	2022	2023	2024

Computed income tax benefit with PRC statutory income tax rate	25%	25%	25%
Effect of preferential tax rate	(6%)	(8%)	(8%)
Additional deduction of qualified R&D expenditures	2%	3%	1%
Non-deductible expenses	-	-	-
Effect of expiration of NOL	-	-	(11%)
Effect of true-up on NOL	-	-	(5%)
Change in valuation allowance	(21%)	(20%)	(2%)
Income tax expenses	-	-	-

Schedule of components of deferred tax assets

The significant components of deferred tax assets were as follows:

	As of September 30,
	2023	2024

Deferred tax assets:
Net operating loss carryforward	$11,634	$11,408
Allowance of doubtful accounts	977	1,141
Less: Valuation allowance	(12,611)	(12,549)
Total deferred tax assets, net	$-	$-

Schedule of valuation allowance

Changes in valuation allowance were as follows:

	For the years ended September 30,
	2022	2023	2024

Balance at beginning of the period	$19,080	$18,386	$12,611
Additions	1,308	2,047	1,481
Decreases	(30)	(7,481)	(1,258)
Decrease in disposal of a subsidiary	(80)	(64)	(1)
Foreign exchange impact	(1,892)	(277)	(284)
Balance at end of the period	$18,386	$12,611	$12,549